UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07644

Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

■ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Mario J. Gabelli, CFA,

Portfolio Manager

Objective:

Growth of capital. Current income is a secondary objective.

Portfolio:

At least 80% common stocks and securities convertible into common stocks.

Inception Date:

May 1, 1995

Net Assets at June 30, 2011:

$136,206,724

Top Ten Holdings (As of 6/30/2011) (Unaudited)

Company	Percentage of Total Net Assets
American Express Co.	3.3%
Viacom Inc., Cl. A, Cl. B	2.9%
Honeywell International Inc.	2.8%
Diageo plc, ADR	2.7%
Cablevision Systems Corp., Cl. A	2.7%
The Coca-Cola Co.	2.2%
Newmont Mining Corp.	1.9%
Grupo Televisa SA, ADR	1.9%
Epoch Holding Corp.	1.8%
Texas Instruments Inc.	1.8%

Sector Weightings (Percentage of Net Assets as of 6/30/2011) (Unaudited)

Average Annual Returns through (For periods ended 6/30/2011 ) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	7.50%	41.68%	6.51%	6.88%	10.56%
S&P 500 Index	6.02	30.69	2.94	2.72	7.95

About information in this report:

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Gabelli Capital Asset Fund (the “Fund”) expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

■ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2011 through June 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return:  This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return:  This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,075.00	1.14%	$5.87
Hypothetical 5% Return	$1,000.00	$1,019.14	1.14%	$5.71

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

2	GABELLI CAPITAL ASSET FUND

■ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■  Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2011 (Unaudited)

Common Stocks — 99.7%

Shares		Cost	Market Value

Aerospace — 2.9%
5,250	HEICO Corp.	$78,787	$287,385
3,600	Rockwell Automation Inc.	167,879	312,336
200,000	Rolls-Royce Holdings plc†	1,488,744	2,070,393
19,200,000	Rolls-Royce Holdings plc, Cl. C†	31,501	30,815
17,000	The Boeing Co.	1,094,293	1,256,810

		2,861,204	3,957,739
Agriculture — 0.5%
12,000	Archer-Daniels-Midland Co.	261,766	361,800
3,000	Bunge Ltd.	163,313	206,850
500	The Mosaic Co.	10,688	33,865

		435,767	602,515
Automotive — 1.0%
25,000	Navistar International Corp.†	695,823	1,411,500
Automotive: Parts and Accessories — 2.5%
10,000	BorgWarner Inc.†	198,525	807,900
24,000	CLARCOR Inc.	218,000	1,134,720
23,000	Midas Inc.†	420,306	145,360
88,000	Standard Motor Products Inc.	771,597	1,340,240

		1,608,428	3,428,220
Aviation: Parts and Services — 3.7%
32,000	Curtiss-Wright Corp.	464,335	1,035,840
110,000	GenCorp Inc.†	838,563	706,200
38,500	Kaman Corp.	455,274	1,365,595
12,000	Precision Castparts Corp.	447,421	1,975,800

		2,205,593	5,083,435
Broadcasting — 3.5%
51,000	CBS Corp., Cl. A, Voting	977,241	1,467,270
10,000	Cogeco Inc.	195,072	446,991
40,500	Fisher Communications Inc.†	1,620,250	1,207,710
16,000	Liberty Media Corp. - Capital, Cl. A†	292,314	1,372,000
17,000	LIN TV Corp., Cl. A†	21,420	82,790
19,000	Sinclair Broadcast Group Inc., Cl. A	136,072	208,620

		3,242,369	4,785,381
Business Services — 1.3%
2,500	Ascent Media Corp., Cl. A†	43,340	132,425
40,000	Diebold Inc.	1,305,665	1,240,400
39,000	Intermec Inc.†	739,978	430,560

		2,088,983	1,803,385
Cable and Satellite — 5.3%
5,000	Adelphia Communications Corp., Cl. A† (a)	1,107	0
5,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0	0
5,000	Adelphia Recovery Trust†	0	70
100,000	Cablevision Systems Corp., Cl. A	673,917	3,621,000
37,000	DIRECTV, Cl. A†	943,303	1,880,340
20,000	DISH Network Corp., Cl. A†	377,083	613,400
5,000	EchoStar Corp., Cl. A†	112,486	182,150
8,000	Liberty Global Inc., Cl. A†	109,067	360,320
7,000	Liberty Global Inc., Cl. C†	113,581	298,900
6,000	Scripps Networks Interactive Inc., Cl. A	241,516	293,280

		2,572,060	7,249,460

Shares		Cost	Market Value

Communications Equipment — 2.4%
46,000	Corning Inc.	$370,700	$834,900
44,000	Thomas & Betts Corp.†	1,047,018	2,369,400

		1,417,718	3,204,300
Computer Software and Services — 1.8%
110,000	Furmanite Corp.†	388,998	873,400
10,000	NCR Corp.†	98,396	188,900
90,000	Yahoo! Inc.†	2,235,887	1,353,600

		2,723,281	2,415,900
Consumer Products — 0.7%
5,000	Kimberly-Clark Corp.	304,169	332,800
53,000	Schiff Nutrition International Inc.	118,765	593,070

		422,934	925,870
Consumer Services — 1.5%
103,000	Rollins Inc.	353,214	2,099,140
Diversified Industrial — 7.4%
23,000	Ampco-Pittsburgh Corp.	359,758	539,350
18,000	Cooper Industries plc	547,229	1,074,060
32,000	Crane Co.	764,039	1,581,120
4,000	Greif Inc., Cl. A	46,099	260,120
25,000	Griffon Corp.†	292,412	252,000
65,000	Honeywell International Inc.	1,910,280	3,873,350
30,000	ITT Corp.	1,406,238	1,767,900
28,000	Katy Industries Inc.†	64,862	2,590
72,000	Myers Industries Inc.	752,469	740,160

		6,143,386	10,090,650
Electronics — 2.3%
30,000	Cypress Semiconductor Corp.†	127,898	634,200
20,000	LSI Corp.†	97,485	142,400
73,500	Texas Instruments Inc.	1,730,485	2,413,005

		1,955,868	3,189,605
Energy and Utilities — 7.5%
3,000	Cameron International Corp.†	42,348	150,870
8,000	Chevron Corp.	499,840	822,720
15,000	ConocoPhillips	404,733	1,127,850
8,000	Devon Energy Corp.	274,271	630,480
40,000	El Paso Corp.	466,191	808,000
26,000	El Paso Electric Co.	233,569	839,800
16,000	Exxon Mobil Corp.	589,965	1,302,080
20,000	GenOn Energy Inc., Escrow† (a)	0	0
32,000	National Fuel Gas Co.	1,744,633	2,329,600
17,000	Progress Energy Inc., CVO†	7,800	1,700
3,000	Royal Dutch Shell plc, Cl. A, ADR	184,449	213,390
80,000	RPC Inc.	563,865	1,963,200

		5,011,664	10,189,690

4	See accompanying notes to financial statements.

■  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

Entertainment — 7.5%
5,000	Discovery Communications Inc., Cl. A†	$72,723	$204,800
5,000	Discovery Communications Inc., Cl. C†	50,769	182,750
105,000	Grupo Televisa SA, ADR	1,546,211	2,583,000
3,000	Liberty Media Corp. - Starz, Cl. A†	53,740	225,720
35,000	The Madison Square Garden Inc., Cl. A†	171,403	963,550
40,000	Time Warner Inc.	1,236,766	1,454,800
61,500	Viacom Inc., Cl. A	2,596,905	3,535,020
7,500	Viacom Inc., Cl. B	166,946	382,500
25,000	Vivendi	843,515	695,170

		6,738,978	10,227,310
Environmental Services — 0.9%
34,000	Waste Management Inc.	1,260,423	1,267,180
Equipment and Supplies — 5.9%
33,000	AMETEK Inc.	148,929	1,481,700
35,000	Baldwin Technology Co. Inc., Cl. A†	48,625	41,300
9,000	Belden Inc.	160,355	313,740
40,000	Capstone Turbine Corp.†	70,880	61,200
20,000	CIRCOR International Inc.	623,306	856,600
104,000	CTS Corp.	913,788	1,005,680
8,000	Flowserve Corp.	241,221	879,120
13,000	Franklin Electric Co. Inc.	131,915	610,350
20,000	GrafTech International Ltd.†	165,148	405,400
34,000	IDEX Corp.	687,659	1,558,900
50,000	L.S. Starrett Co., Cl. A	715,461	512,500
9,500	The Eastern Co.	88,700	152,475
3,000	Watts Water Technologies Inc., Cl. A	47,803	106,230

		4,043,790	7,985,195
Financial Services — 8.8%
88,000	American Express Co.	2,647,465	4,549,600
8,500	Argo Group International Holdings Ltd.	229,954	252,620
16,000	BKF Capital Group Inc.†	65,957	21,520
1,000	Deutsche Bank AG	45,725	59,240
140,000	Epoch Holding Corp.	267,832	2,499,000
15,000	JPMorgan Chase & Co.	497,597	614,100
5,000	Marsh & McLennan Companies Inc.	130,198	155,950
19,000	Morgan Stanley	554,396	437,190
4,000	Northern Trust Corp.	215,642	183,840
6,000	State Street Corp.	275,507	270,540
55,000	The Bank of New York Mellon Corp.	1,644,029	1,409,100
55,000	Wells Fargo & Co.	1,649,487	1,543,300

		8,223,789	11,996,000
Food and Beverage — 9.3%
26,500	Brown-Forman Corp., Cl. A	690,496	1,908,000
4,000	Brown-Forman Corp., Cl. B	145,118	298,760
100,000	Danone SA, ADR	1,067,532	1,495,000
45,000	Diageo plc, ADR	1,817,097	3,684,150
15,000	Fomento Economico Mexicano SAB de CV, ADR	506,335	997,350
8,000	Kraft Foods Inc., Cl. A	229,921	281,840
45,000	The Coca-Cola Co.	2,010,494	3,028,050
33,990	Tootsie Roll Industries Inc.	552,731	994,547

		7,019,724	12,687,697

Shares		Cost	Market Value

Health Care — 2.1%
120,000	Boston Scientific Corp.†	$981,695	$829,200
1,000	DENTSPLY International Inc.	21,925	38,080
8,000	Henry Schein Inc.†	363,738	572,720
3,000	Laboratory Corp. of America Holdings†	179,990	290,370
12,000	Mead Johnson Nutrition Co.	527,794	810,600
8,000	Patterson Companies Inc.	238,344	263,120

		2,313,486	2,804,090
Hotels and Gaming — 2.8%
24,000	Boyd Gaming Corp.†	131,519	208,800
8,000	Canterbury Park Holding Corp.†	91,665	116,240
9,000	Churchill Downs Inc.	319,160	405,720
6,000	Dover Downs Gaming & Entertainment Inc.	32,197	19,200
77,000	Dover Motorsports Inc.†	421,282	142,450
24,000	Gaylord Entertainment Co.†	527,429	720,000
13,000	International Game Technology	209,108	228,540
47,000	Las Vegas Sands Corp.†	314,261	1,983,870

		2,046,621	3,824,820
Machinery — 1.5%
33,000	CNH Global NV†	613,788	1,275,450
10,000	Deere & Co.	302,965	824,500

		916,753	2,099,950
Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	113,920	180,000
2,000	Skyline Corp.	53,292	35,000

		167,212	215,000
Metals and Mining — 3.2%
32,000	Freeport-McMoRan Copper & Gold Inc.	430,484	1,692,800
48,000	Newmont Mining Corp.	1,998,993	2,590,560

		2,429,477	4,283,360
Publishing — 0.9%
82,000	Journal Communications Inc., Cl. A†	479,987	423,940
45,000	Media General Inc., Cl. A†	128,782	171,900
4,000	Meredith Corp.	89,512	124,520
30,000	News Corp., Cl. A	267,530	531,000

		965,811	1,251,360
Real Estate — 1.2%
50,000	Griffin Land & Nurseries Inc.	753,028	1,624,500
Retail — 2.3%
45,000	Aaron’s Inc.†	249,249	1,271,700
35,000	CVS Caremark Corp.	1,140,367	1,315,300
12,000	Ingles Markets Inc., Cl. A	155,171	198,600
15,000	Safeway Inc.	307,433	350,550

		1,852,220	3,136,150
Specialty Chemicals — 3.2%
87,000	Ferro Corp.†	750,494	1,169,280
3,000	Hawkins Inc.	42,390	108,660
18,000	International Flavors & Fragrances Inc.	838,389	1,156,320
47,000	Omnova Solutions Inc.†	244,660	327,120
2,500	Quaker Chemical Corp.	44,813	107,525
40,000	Sensient Technologies Corp.	843,930	1,482,800

		2,764,676	4,351,705

See accompanying notes to financial statements.	5

■  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2011 (Unaudited)

Shares		Cost	Market Value

Telecommunications — 2.7%
190,000	Cincinnati Bell Inc.†	$737,553	$630,800
6,000	NII Holdings Inc.†	256,583	254,280
11,000	Rogers Communications Inc., Cl. B	150,530	434,720
220,000	Sprint Nextel Corp.†	1,831,772	1,185,800
33,000	Telephone & Data Systems Inc.	1,176,251	1,025,640
7,000	Telephone & Data Systems Inc., Special	236,327	188,510

		4,389,016	3,719,750
Transportation — 0.6%
21,000	GATX Corp.	708,441	779,520
Wireless Communications — 2.3%
9,000	Millicom International Cellular SA, SDR	732,845	939,101
44,000	United States Cellular Corp.†	1,722,675	2,130,480

		2,455,520	3,069,581
	Total Common Stocks	82,787,257	135,759,958

Shares		Cost	Market Value

Preferred Stocks — 0.0%
Consumer Products — 0.0%
1,000	Revlon Inc., 12.750% Pfd., Ser. A (a)	$26,464	$5,600

Principal Amount

U.S. Government Obligations — 0.2%
$305,000	U.S. Treasury Bills, 0.005% to 0.095%††, 08/25/11 to 12/15/11	304,927	304,937
TOTAL INVESTMENTS — 99.9%		$83,118,648	136,070,495
Other Assets and Liabilities (Net) — 0.1%			136,229
NET ASSETS — 100.0%			$136,206,724
(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of fair valued securities amounted to $5,600 or 0.00% of net assets.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation
SDR	Swedish Depositary Receipt

6	See accompanying notes to financial statements.

■  Gabelli Capital Asset Fund

Statement of Assets and Liabilities	Statement of Operations

June 30, 2011 (Unaudited)

ASSETS:
Investments, at value (cost $83,118,648)	$136,070,495
Foreign currency, at value (cost $19)	19
Cash	82,830
Receivable for Fund shares sold	84,569
Dividends receivable	172,142
Prepaid expense	1,857

Total Assets	136,411,912

LIABILITIES:
Payable for Fund shares redeemed	41,056
Payable for investment management fees	108,653
Payable for accounting fees	7,500
Payable for payroll expenses	804
Payable for legal and audit fees	33,945
Other accrued expenses	13,230

Total Liabilities	205,188

Net Assets (applicable to 6,740,813 shares outstanding)	$136,206,724

NET ASSETS CONSIST OF:
Paid-in capital	$86,505,948
Undistributed net investment income	232,312
Accumulated net realized loss on investments and foreign currency transactions	(3,483,383)
Net unrealized appreciation on investments and foreign currency translations	52,951,847

Net Assets	$136,206,724

Shares of Capital Stock at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($136,206,724 ÷ 6,740,813 shares outstanding)	$20.21

For the Six Months Ended

June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $14,440)	$1,008,900
Interest	124

Total Investment Income	1,009,024

EXPENSES:
Management fees	682,698
Legal and audit fees	28,060
Accounting fees	22,500
Custodian fees	13,039
Directors’ fees	11,802
Shareholder communications expenses	6,251
Shareholder services fees	5,279
Payroll expenses	1,501
Interest expense	1,408
Miscellaneous expenses	9,090

Total Expenses	781,628

Less:
Custodian fee credits	(2)

Net Expenses	781,626

Net Investment Income	227,398

NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	4,480,474
Net realized loss on foreign currency transactions	(1,383)

Net realized gain on investments and foreign currency transactions	4,479,091

Net change in unrealized appreciation on investments and foreign currency translations	5,182,301

Net Realized and Change in Unrealized Gain/(Loss) on Investments and Foreign Currency	9,661,392

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,888,790

See accompanying notes to financial statements.	7

■  Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
OPERATIONS:
Net investment income	$227,398	$534,397
Net realized gain on investments and foreign currency transactions	4,479,091	7,847,023
Net change in unrealized appreciation on investments and foreign currency translations	5,182,301	24,306,115

Net Increase in Net Assets Resulting from Operations	9,888,790	32,687,535

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(528,856)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets from capital share transactions	(9,988,258)	(16,216,996)

Net Increase/(Decrease) in Net Assets	(99,468)	15,941,683
NET ASSETS:
Beginning of period	136,306,192	120,364,509

End of period (including undistributed net investment income of $232,312 and $4,914, respectively)	$136,206,724	$136,306,192

8	See accompanying notes to financial statements.

■  Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2011 (Unaudited)
			Year Ended December 31,
			2010	2009		2008	2007		2006

Operating Performance:
Net asset value, beginning of period	$18.80		$14.53	$10.87		$18.66	$18.58		$17.40
Net investment income (a)	0.03		0.07	0.09		0.12	0.10		0.06
Net realized and change in unrealized gain/(loss) on investments	1.38		4.27	3.68		(7.68)	1.61		3.77
Total from investment operations	1.41		4.34	3.77		(7.56)	1.71		3.83
Distributions to Shareholders:
Net investment income	—		(0.07)	(0.10)		(0.13)	(0.10)		(0.06)
Net realized gain on investments	—		—	(0.01)		(0.10)	(1.53)		(2.59)
Return of capital	—		—	(0.00	)(d)	—	(0.00	)(d)	(0.00	)(d)
Total distributions	—		(0.07)	(0.11)		(0.23)	(1.63)		(2.65)
Net Asset Value, End of Period	$20.21		$18.80	$14.53		$10.87	$18.66		$18.58
Total Return †	7.5%		29.9%	34.7%		(40.4)%	9.1%		21.9%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$136,207		$136,306	$120,365		$108,863	$228,944		$234,414
Ratio of net investment income to average net assets	0.33	%(e)	0.43%	0.72%		0.76%	0.45%		0.28%
Ratio of operating expenses to average net assets (b)(c)	1.14	%(e)	1.18%	1.21%		1.15%	1.10%		1.10%
Portfolio turnover rate ††	2%		10%	12%		11%	24%		40%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 33%. The portfolio turnover rate for the year ended 2006 would have been as shown.
(a)	Per share amounts have been calculated using the average shares outstanding method for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, and 2007.
(b)	The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14%. For the six months ended June 30, 2011 and the years ended December 31, 2010, 2009 and 2006, the effect of interest expense was minimal. For the year ended December 31, 2007, there was no interest expense.
(c)	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the year ended December 31, 2006 would have been 1.09%. For the six months ended June 30, 2011 and the years ended December 31, 2008 and 2007, the effect of Custodian Fee Credits was minimal. For the years ended December 31, 2010 and 2009, there were no Custodian Fee Credits.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.

See accompanying notes to financial statements.	9

■  Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2011 (Unaudited)

1.	Organization

The Gabelli Capital Asset Fund (the “Fund”) is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

10

■  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$3,926,924	$30,815	—	$3,957,739
Cable and Satellite	7,249,460	—	$0	7,249,460
Energy and Utilities	10,187,990	1,700	0	10,189,690
Other Industries (a)	114,363,069	—	—	114,363,069
Total Common Stocks	135,727,443	32,515	0	135,759,958
Preferred Stocks:				—
Consumer Products	—	—	5,600	5,600
U.S. Government Obligations	—	304,937	—	304,937
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$135,727,443	$337,452	$5,600	$136,070,495

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 6/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 06/30/11†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$ 0	$—	$(490)	$490	$—	$0	$—	$—	$0	$490
Energy and Utilities	0	—	—	—	—	—	—	—	0	—
Total Common Stocks	0	—	(490)	490	—	0	—	—	0	490
Preferred Stocks:
Consumer Products	5,500	—	—	100	—	—	—	—	5,600	100
Warrants:
Energy and Utilities	7	—	(2,199)	2,192	—	0	—	—	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,507	$—	$(2,689)	$2,782	$—	$0	$—	$—	$5,600	$590

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and

11

■  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Custodian Fee Credits and Interest Expense

When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.

12

■  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to tax treatment of currency gains and losses. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary income	$528,856

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $4,822,053 which are available to reduce future required distributions of net capital gains to shareholders through 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$85,793,680	$57,552,376	$(7,275,561)	$50,276,815

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser, under the supervision of the Company’s Board and the Manager, manages the Fund’s assets in accordance with the Fund’s

13

■  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to BNY Mellon Investment Servicing (US), Inc. (formerly known as PNC Global Investment Servicing (U.S.) Inc.), the Fund’s sub-administrator (the “Sub-Administrator”). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.	Portfolio Securities

Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $2,677,534 and $11,366,953, respectively.

5.	Transactions with Affiliates

During the six months ended June 30, 2011, the Fund paid brokerage commissions on security trades of $12,550 to Gabelli & Company, Inc.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

The Fund is assuming its portion of the allocated cost of the Adviser’s Chief Compliance Officer in the amount of $1,501 for the six months ended June 30, 2011, which is included in miscellaneous expenses in the Statement of Operations.

6.	Line of Credit

The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2011, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2011 was $156,390 with a weighted average interest rate of 1.44%. The maximum amount borrowed at any time during the six months ended June 30, 2011 was $748,000.

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class AAA
Shares sold	190,605	$3,744,887	404,020	$6,468,528
Shares issued upon reinvestment of distributions	—	—	28,026	528,856
Shares redeemed	(699,285)	(13,733,145)	(1,467,206)	(23,214,380)
Net decrease	(508,680)	$(9,988,258)	(1,035,160)	$(16,216,996)

14

■  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2011 (Unaudited)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Other Matters.

On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

10.	Subsequent Events.

Effective August 1, 2011, G.distributors, LLC, an affiliate of the Adviser and the Fund, succeeded Gabelli & Co. as distributor of the Fund’s shares.

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

15

■  Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Capital Asset Fund (the “Fund”), the only series of Gabelli Capital Series Funds, Inc. (the “Company”), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not “interested persons” of the Company, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Management Agreement (the “Management Agreement”) with Guardian Investor Services LLC (the “Manager”) and the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 16, 2011, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Manager and the Adviser and the re-approval of the Management and Advisory Agreements.

1.  Nature, Extent, and Quality of Services.  The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Manager and the Adviser, including portfolio management, supervision of Company operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Company marketing initiatives, review of Company legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Manager and the Adviser consistently delivered a high level of service.

2.  Investment Performance of the Company and Adviser.  The Independent Board Members considered investment performance for the Company over various periods of time as compared with the performance of such Company’s Lipper peer group, and concluded that the Adviser was delivering satisfactory performance results over the longer term (three year, five year, and ten year periods) consistent with the long-term investment strategies being pursued by the Company. The Company’s performance was above the peer median and average over the one year, three year, five year, and ten year periods.

3.  Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses.  The Independent Board Members considered the Company’s management fee rate and expense ratio relative to the industry averages for the Company’s peer group category. They recognized that the management fees are at the high end relative to peer funds and that the total expense ratio was lower than peer group averages. The Independent Board Members also considered the advisory fees charged by the Manager and the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for the Adviser’s non-fund clients.

(b) Profitability and Costs of Services to Adviser.  The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Manager’s and the Adviser’s profitability and costs attributable to the Company. With regard to the Adviser, that information was prorated (i) assuming the Company was part of the Fund Complex and (ii) assuming the Company constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Company, and noted that the Adviser has substantially increased its resources devoted to Company matters in response to regulatory requirements and new or enhanced Company policies and procedures. The Independent Board Members concluded that the Manager’s and the Adviser’s profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Company.

4.  Extent of Economies of Scale as Company Grows.  The Independent Board Members considered whether there have been economies of scale with respect to the management of the Company and whether the Company has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

16

■  Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited) (Continued)

5.  Whether Fee Levels Reflect Economies of Scale.  The Independent Board Members also considered whether the management and advisory fee rates are reasonable in relation to the asset size of the Company and any economies of scale that may exist, and concluded that they currently were reasonable.

6.  Other Relevant Considerations.

(a) Adviser Personnel and Methods.  The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Company.

(b) Other Benefits to the Manager and the Adviser.  The Independent Board Members also considered the character and amount of other incidental benefits received by the Manager and the Adviser and its affiliates from its association with the Company. The Independent Board Members concluded that potential “fall-out” benefits that the Manager or the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Company.

Conclusions

In considering the Management Agreement and Investment Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling and instead considered these factors collectively in light of the Company’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreements was in the best interests of the Company and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Manager and the Adviser have managed the Company since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Company. The Independent Board Members considered, generally, that shareholders invested in the Company knowing that the Manager and the Adviser managed the Company and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Manager and the Adviser managed the Company in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Company was managed by the Manager and the Adviser consistent with its investment objectives and policies.

17

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date     9/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date     9/1/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date     9/1/11

*	Print the name and title of each signing officer under his or her signature.